CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Prepaid expenses and other assets, due to related parties	$ 429	$ 394
Preferred stock, dividend rate, percentage	7.375%	7.375%
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,610,000	1,610,000
Preferred stock, shares issued (in shares)	1,610,000	1,610,000
Preferred stock, shares outstanding (in shares)	1,610,000	1,610,000
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	92,398,190	92,356,664
Common stock, shares outstanding (in shares)	92,398,190	92,356,664